Concentration, Credit and Other Risks (Tables)	12 Months Ended
Dec. 31, 2014
Concentration, Credit and Other Risks
Schedule of combined financial information of the Group's VIEs and VIE's subsidiary

	As of December 31,
	2013	2014
	RMB	RMB

Total assets	501,281	633,177
Total liabilities	312,572	409,772
Payable to third parties	189,803	270,533
Payable to Group entities	122,769	139,239

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Net revenue	411,084	492,799	614,239
Net income	23,038	61,608	25,133
Inter-company service fees paid/payable	43,446	9,278	11,615

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Net cash provided by operating activities	54,966	151,318	90,925
Net cash used in investing activities	(67,544)	(87,916)	(97,104)
Effect of exchange rate changes on cash and cash equivalents	(11)	(180)	134
Net (decrease)/increase in cash and cash equivalents	(12,589)	63,222	(6,045)

Schedule of the carrying values of property and equipment, intangible assets and goodwill of VIEs
	As of December 31,
	2013	2014
	RMB	RMB

Property and equipment, net	99,296	91,208
Intangible assets, net	4,275	3,610
Goodwill	789	789